Commitments and Contingencies (Details) - Schedule of future minimum operating leases - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Future Minimum Operating Leases Abstract
2022	$ 52	$ 123
2023	214	214
2024	219	219
2025	92	92
Total future lease payments	577	648
Less: interest expense at incremental borrowing rate	(54)	(90)
Net present value of lease liabilities	$ 523	$ 558